BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BUSINESS COMBINATION
8	BUSINESS COMBINATION

Acquisition of Mediaplus Venture Group Pte. Ltd. (“Mediaplus”)

On October 21, 2024, the Company, through its wholly owned subsidiary Mediaplus Limited, a company incorporated in the British Virgin Islands, entered into a Share Purchase Agreement (the “SPA”) with two third-party individuals (the “Vendors”) to acquire 5,400 ordinary shares of Mediaplus Venture Group Pte. Ltd. (“Mediaplus”). Mediaplus was incorporated in Singapore on August 12, 2024 and is principally engaged in the information technology consultancy business. Mediaplus also has four subsidiaries operating in Singapore and Malaysia, which are primarily engaged in web design and development and digital marketing service

In accordance with the SPA, the completion date of the acquisition was January 2, 2025, upon which Mediaplus Limited acquired 5,400 ordinary shares, representing 54% of the voting interests in Mediaplus. Accordingly, Mediaplus became a subsidiary of the Company and has been consolidated into the Group’s financial statements from the acquisition date.

This strategic acquisition reflects the Company’s commitment to strengthening its digital capabilities and enhancing operational synergies by integrating website development and digital marketing functions within the Group. The acquisition enables the Company to deepen its technology offerings while delivering cost-efficient, scalable solutions to its expanding global client base.

Pursuant to the SPA, the total purchase consideration for the Sale Shares amounted to SGD 1,350,000 (equivalent to $992,428), of which SGD 1,325,000 (equivalent to $974,050) was payable in cash. The remaining SGD 25,000 (equivalent to $18,378) was to be settled through the issuance of 9,260 Class A ordinary shares of the Company (the “Consideration Shares”). On April 11, 2025, the Company completed the issuance of 185 (9,260 prior to 50-for-1 reverse share split) Class A ordinary shares from treasury shares to the Vendors as settlement of the share-based component of the consideration.

Property and equipment are depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year.

The following tables summarize the consideration transferred to acquired Mediaplus at the date of acquisition:

USD
Cash	974,050
Consideration shares	18,379
Total consideration at fair value	992,429

The following table summarizes the fair value of the identifiable assets acquired and liabilities as of January 2, 2025, which represents the net purchase price allocation at the date of the acquisition of Mediaplus:

As at January 2, 2025
USD
Total consideration	992,429
Non-controlling interest	498,484

Assets
Cash	949,223
Trade receivables	162,420
Prepayment and other current assets	149,949
Investment property	448,430
Property and equipment	23,058
Intangible assets – customer relationship	161,729
Total assets	1,894,809

Liabilities
Trade and other payables	570,915
Tax payable	54,358
Loans and borrowings	135,805
Lease liabilities	3,798
Deferred tax liabilities	46,271
Total liabilities	811,147

Total net assets	1,083,662

Goodwill	407,251

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of Mediaplus was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$57,245,167
Unaudited pro forma net loss	$21,583,798

Pursuant to IFRS 3. B64(q)(i), revenue and net profit of Mediaplus for the period from the acquisition date to the year ended December 31, 2025 amounted $1,843,225 and 248,169, respectively.

Acquisition of Property Facility Services Pte. Ltd. (“PFS”)

On January 21, 2025, the Company entered into a Sale and Purchase Agreement (“SPA”) with three third-party individuals (the “Sellers”) to acquire 99.99% of the equity interest in Property Facility Services Pte. Ltd. (“PFS”). PFS was incorporated in Singapore on May 19, 2001 and is principally engaged in integrated facility management services.

This strategic acquisition strengthens the Company’s position in the Integrated Facility Management (“IFM”) industry and supports its long-term strategy of developing a comprehensive and technology-enabled IFM platform. By integrating PFS with the Company’s existing cleaning division, including the operations of Hong Ye Group Pte. Ltd., the Company aims to deliver fully integrated, cost-effective, and sustainable facility management solutions. The combined capabilities enhance operational synergies and position the Company as a competitive IFM provider in Singapore, with expanded service offerings tailored to evolving client needs.

On February 3, 2025, the Company completed the acquisition of PFS. Pursuant to the SPA, the total consideration for the acquisition amounted to SGD 1,600,000 (equivalent to $1,427,834), comprising the following components:

SGD 816,000 (equivalent to $596,448) in cash, payable on the acquisition date (the “Completion Payment”);

SGD 784,000 (equivalent to $573,057) in cash, payable on the Deferred Payment Date; provided that if the total net asset value of PFS as of December 31, 2024 is less than SGD 500,000 ($365,470), the deferred cash payment shall be reduced by the amount of such shortfall (the “Reduction”), up to a maximum reduction of SGD 500,000 ($365,470);

SGD 315,937 (equivalent to $258,329) to be settled through the issuance of 2,870 (143,516 prior to 50-for-1 reverse share split) Class A ordinary shares of the Company (the “Consideration Shares”).

On February 3, 2025, the Company has paid the Completion Payment of SGD 816,000 (equivalent to $596,448). Pursuant to the supplemental letter to the SPA dated January 29, 2026, the remaining deferred cash consideration is to be settled in tranches (together with any applicable interest and agreed set-offs): SGD 262,600 will be due on March 2, 2026, SGD 273,000 will be due on June 30, 2026 and SGD 285,120 will be due on September 30, 2026. With respect to the share consideration, the seller agreed to settle such consideration in cash of SGD 392,000 replacing the Consideration Shares, which amount is scheduled to be paid on April 15, 2026. On March 4, 2026, the Company paid SGD 262,600 to the seller, together with interest accrued at 1% per month, in accordance with the amended payment terms.

The following tables summarize the consideration transferred to acquired PFS at the date of acquisition:

USD
Cash	1,169,505
Consideration shares	258,329
Total consideration at fair value	1,427,834

The following table summarizes the fair value of the identifiable assets acquired and liabilities as of February 3, 2025, which represents the net purchase price allocation at the date of the acquisition of PFS:

As of February 3, 2025
USD
Total consideration	1,427,834
Non-controlling interest	236

Assets
Cash	726,307
Trade receivables	246,949
Prepayment and other current assets	69,360
Intangible assets – customer relationship	249,982
Right-of-use assets	511,703
Investment in associate	29,238
Total assets	1,833,539

Liabilities
Trade and other payables	488,586
Lease liabilities	518,678
Deferred tax liabilities	42,497
Total liabilities	1,049,761

Total net assets	783,778

Goodwill	644,292

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of PFS was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$57,563,325
Unaudited pro forma net loss	$21,591,694

Pursuant to IFRS 3. B64(q)(i), revenue and net profit of PFS for the period from the acquisition date to the year ended December 31, 2025 amounted $ 3,500,545 and $467,613, respectively.

Acquisition of YY Circle (HK) Pte. Limited (“YYC HK”)

On April 10, 2025, the Company entered into a Share Purchase Agreement (“SPA”) with one third-party individual (the “Vendor”) to acquire 90% of the equity interest in YY Circle (HK) Pte. Limited (“YYC HK”), a company incorporated in Hong Kong. YYC HK is primarily engaged in providing intelligent labor matching services and smart cleaning services in Hong Kong. The issued and fully paid-up share capital of YYC HK comprises 1,000 ordinary shares, all of which were legally and beneficially owned by the Vendor prior to the acquisition.

The acquisition was completed on April 14, 2025, the date on which the Company obtained control of YYC HK in accordance with IFRS 3 Business Combinations through its 90% voting interest. From the acquisition date, YYC HK became a subsidiary of the Company.

This acquisition forms part of the Group’s broader strategy to expand its manpower outsourcing into the Hong Kong market, leveraging its technology-driven service platforms to strengthen its regional presence.

Pursuant to the SPA, the total purchase consideration for the Sale Shares was to be settled entirely through the issuance of 38,000 (1,900,000 prior to 50-for-1 reverse share split) Class A ordinary shares of the Company (the “Consideration Shares”). Based on the Company’s closing market price of $1.24 per share on April 14, 2025, the fair value of the Consideration Shares was $2,356,000. The Consideration Shares are subject to a six-month lock-up period or earlier release upon the effectiveness of a registration statement filed with the U.S. Securities and Exchange Commission.

The following tables summarize the consideration transferred to acquired YYC HK at the date of acquisition:

USD
Consideration shares	2,356,000
Total consideration at fair value	2,356,000

The following table summarizes the fair value of the identifiable assets acquired and liabilities as of April 14, 2025, which represents the net purchase price allocation at the date of the acquisition of YYC HK:

As of April 14, 2025
USD
Total consideration	2,356,000
Non-controlling interest	10,661

Assets
Cash	53,808
Trade receivables	77,405
Prepayment and other current assets	31,986
Intangible assets – customer relationship	898,041
Total assets	1,061,240

Liabilities
Trade and other payables	806,456
Deferred tax liabilities	148,177
Total liabilities	954,633

Total net assets	106,607

Goodwill	2,260,054

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of YYC HK was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$57,532,393
Unaudited pro forma net loss	$21,663,608

Pursuant to IFRS 3. B64(q)(i), revenue and net loss of YYC HK for the period from the acquisition date to the year ended December 31, 2025 amounted $ 585,880 and $14,364, respectively.

Acquisition of YY Circle (Thailand) Company Ltd. (“YYC TH”)

On May 9, 2025, the Company, through its wholly owned subsidiary YY Holding (Thailand) Company Limited, entered into a Share Purchase Agreement (“SPA”) with one third-party individual (the “Vendor”) to acquire 49% of the equity interest in YY Circle (Thailand) Company Limited (“YYC TH”). YYC TH is a company incorporated in Thailand and engaged in providing services as an intermediary between service providers and service recipients through an online platform.

The acquisition was completed on June 2, 2025, which is defined as the Closing Date under the SPA. On this date, the Company obtained control over YYC TH as defined under IFRS 3 Business Combinations, through its ability to direct relevant activities and govern the financial and operating policies of YYC TH. From the acquisition date, YYC TH is consolidated as a subsidiary of the Company.

Pursuant to the SPA, the total contractual purchase consideration for the Sale Shares was $2,000,000, to be satisfied entirely through the issuance of 40,000 (2,000,000 prior to 50-for-1 reverse share split) Class A ordinary shares of the Company (the “Consideration Shares”).

Based on the Company’s closing market price of $1.37 per share on June 2, 2025, the fair value of the Consideration Shares was determined as $2,740,000. The Consideration Shares are subject to a six-month lock-up period or earlier release upon registration with the U.S. Securities and Exchange Commission.

The following tables summarize the consideration transferred to acquired YYC TH at the date of acquisition:

USD
Consideration shares	2,740,000
Total consideration at fair value	2,740,000

The following table summarizes the fair value of the identifiable assets acquired and liabilities at June 2, 2025, which represents the net purchase price allocation at the date of the acquisition of YYC TH:

As of June 2, 2025
USD
Total consideration	2,740,000
Non-controlling interest	596,559

Assets
Cash	85,013
Trade receivables	64,060
Prepayment and other current assets	43,226
Intangible assets – customer relationship	2,266,605
Office equipment	257
Total assets	2,459,161

Liabilities
Trade and other payables	831,927
Deferred tax liabilities	453,321
Suspense tax	4,189
Total liabilities	1,289,437

Total net assets	1,169,724

Goodwill	2,166,835

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of YYC TH was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$57,648,773
Unaudited pro forma net loss	$21,713,480

Pursuant to IFRS 3. B64(q)(i), revenue and net profit of YYC TH for the period from the acquisition date to the year ended December 31, 2025 amounted $ 674,599 and $59,305, respectively.

Acquisition of Transocean Oil Pte. Ltd. (“Transocean”)

On May 5, 2025, the Company entered into a Share Purchase Agreement (“SPA”) with a third-party individual (the “Vendor”) to acquire 53% of the equity interest in Transocean Oil Pte. Ltd. (“Transocean”), a company incorporated in Singapore. Transocean is principally engaged in investment holding, with its revenue derived primarily from rental income from commercial properties.

The acquisition was completed on June 17, 2025, the date on which the Company obtained control of Transocean in accordance with IFRS 3 Business Combinations. From the acquisition date, Transocean became a majority-owned subsidiary of the Company. This acquisition forms part of the Group’s strategy to expand its portfolio into real estate and rental yield–generating assets to diversify revenue sources and enhance long-term stability.

Under the SPA, the consideration for the Sale Shares was contractually set at $2,925,000, to be settled through the issuance of 90,000 (4,500,000 prior to 50-for-1 reverse share split) Class A ordinary shares of the Company (“Consideration Shares”). On June 17, 2025, the Company’s closing market price was $1.84 per share. Accordingly, the fair value of the Consideration Shares was determined as $8,280,000. The Consideration Shares are subject to a one-year lock-up, or earlier release following the effectiveness of a registration statement with the U.S. Securities and Exchange Commission.

The following tables summarize the consideration transferred to acquired Transocean at the date of acquisition:

USD
Consideration shares	8,280,000
Total consideration at fair value	8,280,000

The following table summarizes the fair value of the identifiable assets acquired and liabilities as of June 17, 2025, which represents the net purchase price allocation at the date of the acquisition of Transocean:

As of June 17, 2025
USD
Total consideration	8,280,000
Non-controlling interest	2,419,676

Assets
Cash	80,702
Trade receivables	9,561
Prepayment and other current assets	1,568
Investment properties	1,931,449
Net investment in lease	3,313,634
Office equipment	609
Total assets	5,337,523

Liability
Other payables	189,276
Total liability	189,276

Total net assets	5,148,247

Goodwill	5,551,429

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of Transocean was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$57,295,587
Unaudited pro forma net loss	$21,560,116

Pursuant to IFRS 3. B64(q)(i), revenue and net loss of Transocean for the period from the acquisition date to the year ended December 31, 2025 amounted $ 115,416 and $399,897, respectively.

Acquisition of Uniforce Security Services Pte. Ltd. (“UFS”)

On June 2, 2025, the Company entered into a Share Purchase Agreement (“SPA”) with a third-party individual (the “Vendor”) to acquire 100% of the equity interest in Uniforce Security Services Pte. Ltd. (“UFS”), a company incorporated in Singapore. UFS is principally engaged in providing private security service to residential and commercial areas.

The acquisition was completed on June 5, 2025, the date on which the Company obtained control of UFS in accordance with IFRS 3 Business Combinations. This acquisition forms part of the Group’s strategy to expand its portfolio into integrated facility management to diversify revenue sources and enhance long-term stability.

Under the SPA, the consideration for the Sale Shares was contractually set at SGD1,000,000 (equivalent to $776,699), comprising the following components:

SGD 200,000 (equivalent to $155,340) in cash, payable on the acquisition date (the “Completion Payment”);

SGD 300,000, (equivalent to $233,010) in cash on December 31, 2025 (the “2nd tranche”)

SGD 300,000, (equivalent to $233,010) in cash on March 31, 2026 (the “3rd tranche”)

SGD 200,000, (equivalent to $155,340) in cash on June 30, 2026 (the “4th tranche”)

The Company paid the completion payment on June 5, 2025 and paid the 2nd tranche in cash on March 16, 2026 with 8% late fee per annum. As of the date of issuance of these consolidated financial statements, the remaining deferred cash consideration are expected to be settled based on the agreed milestone.

The following tables summarize the consideration transferred to acquired UFS at the date of acquisition:

USD
Cash	776,699
Total consideration at fair value	776,699

The following table summarizes the fair value of the identifiable assets acquired and liabilities as of June 5, 2025, which represents the net purchase price allocation at the date of the acquisition of UFS:

As of June 5, 2025
USD
Total consideration	776,699

Assets
Cash	334,165
Trade receivables	1,592,522
Prepayment and other current assets	94,325
Intangible assets	32,537
Office equipment	26,714
Right-of-use assets	155,344
Total assets	2,235,607

Liabilities
Trade and other payables	1,102,679
Lease liabilities	161,093
Loans and borrowings	415,310
Total liabilities	1,679,082

Total net assets	556,525

Goodwill	220,174

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of UFS was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and elimination intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$59,703,276
Unaudited pro forma net loss	$21,746,447

Pursuant to IFRS 3. B64(q)(i), revenue and net loss of UFS for the period from the acquisition date to the year ended December 31, 2025 amounted $ 3,374,351 and $381,160, respectively.

Acquisition of Pesticide Pest Control Pte Ltd. (“Pest Fighter”)

On July 1, 2025, the Company entered into a Share Purchase Agreement (“SPA”) with a third-party individual (the “Vendor”) to acquire 100% of the issued ordinary shares in Pest Fighter, a company incorporated in Singapore (Company Registration No. 199405733M). Pesticide was incorporated on August 13, 1994 and is principally engaged in the business of providing pest control services and freight transport by road.

The acquisition was completed in July 2025 (the “Acquisition Date”), being the date on which the Company obtained control of Pest Fighter in accordance with IFRS 3 Business Combinations. This acquisition forms part of the Group’s strategy to broaden its service offering and enhance longer-term revenue stability.

Consideration transferred

Under the SPA, the consideration for the Sale Shares was contractually set at SGD 150,000 (equivalent to $117,850) (the “Consideration”), comprising:

SGD 30,000 (equivalent to $23,501) in cash paid prior to the signing of the SPA (deposit); and

SGD 120,000 (equivalent to $94,006) in cash payable on Completion (the “Completion Payment”).

As of July 1, 2025, the Company has paid the Completion Payment of SGD 150,000 (equivalent to $117,850).

The following tables summarize the consideration transferred to acquired UFS at the date of acquisition:

USD
Cash	117,850
Total consideration at fair value	117,850

The following table summarizes the fair value of the identifiable assets acquired and liabilities as of July 1, 2025, which represents the net purchase price allocation at the date of the acquisition of Pest Fighter:

As of July 1, 2025
USD
Total consideration	117,850

Assets
Cash	9,203
Trade receivables	56,643
Right-of-use assets	55,983
Intangible assets	47,140
Total assets	168,969

Liabilities
Trade and other payables	86,481
Lease liabilities	59,156
Loans and borrowings	7,436
Other Accruals	2,634
Deferred tax liabilities	8,014
Total liabilities	161,087

Total net assets	7,882

Goodwill	109,968

The goodwill primarily reflects the skills and technical expertise of Group’s workforce, as well as the synergies anticipated from integrating the Company into the Group’s existing Standard Papers operations. None of the goodwill recognized is expected to be deductible for tax purposes.

The Group concluded that the acquisition of Pest fighter was not significant based on assessments using the income test, asset test, and investment test pursuant to S-X Rule 3-05. Pursuant to IFRS 3. B64(q)(ii), the unaudited pro forma information of the Group for the year ended December 31, 2025 set forth below gives effect to the business combination as if it had occurred on January 1, 2025 and combines the results of operations of the Group since then. The unaudited pro forma information is presented after applying the Group’s accounting policies and eliminating intra-entity transactions, as applicable. The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:

For the year ended December 31,
2025
Unaudited pro forma revenue	$57,496,001
Unaudited pro forma net loss	$21,870,445

Pursuant to IFRS 3. B64(q)(i), revenue and net loss of Pest fighter for the period from the acquisition date to the year ended December 31, 2025 amounted $ 250,834 and $325,755, respectively.